REVENUE - Management Fee Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties	$ 9,425	$ 7,898
Amounts due to related parties	5,417	8,734
Golar Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	3,100	7,200
Amounts due to related parties	$ 4,300	$ 10,000